Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated May 23, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated December 28, 2018, as supplemented to date

Effective May 24, 2019, BlackRock (as defined below) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; (ii) reduce administration fees for the Fund; (iii) remove the current contractual fee waiver that reduces the sum of the management fee paid by the Master LLC (as defined below) and the administration fee paid by the Fund; and (iv) extend the Fund’s other existing contractual fee waivers. To achieve the expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C and Institutional Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Accordingly, effective May 24, 2019, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 21 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5,6]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[7]	0.49%	0.44%	0.40%
Administration Fee[7]	0.12%	0.12%	0.12%
Miscellaneous Other Expenses	0.37%	0.32%	0.38%
Total Annual Fund Operating Expenses[8]	1.24%	1.94%	0.90%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.32)%	(0.27)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.92%	1.67%	0.67%
[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.
[3]
The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.

[4]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.

[6]	The Management Fee has been restated to reflect current fees.
[7]	The Administration Fee has been restated to reflect current fees.
[8]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which includes extraordinary expenses but does not include the restatement of the Management Fee or the restatement of the Administration Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$868	$1,141	$1,919
Investor C Shares	$270	$583	$1,022	$2,242
Institutional Shares	$68	$264	$476	$1,087

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$170	$583	$1,022	$2,242

Portfolio Turnover:

The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master LLC’s portfolio turnover rate was 51% of the average value of its portfolio.

BLACKROCK FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated May 23, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated December 28, 2018, as supplemented to date

Effective May 24, 2019, BlackRock (as defined below) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; (ii) reduce administration fees for the Fund; (iii) remove the current contractual fee waiver that reduces the sum of the management fee paid by the Master LLC (as defined below) and the administration fee paid by the Fund; and (iv) extend the Fund’s other existing contractual fee waivers. To achieve the expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C and Institutional Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Accordingly, effective May 24, 2019, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Focus Growth Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 21 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5,6]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[7]	0.49%	0.44%	0.40%
Administration Fee[7]	0.12%	0.12%	0.12%
Miscellaneous Other Expenses	0.37%	0.32%	0.38%
Total Annual Fund Operating Expenses[8]	1.24%	1.94%	0.90%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.32)%	(0.27)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.92%	1.67%	0.67%
[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.
[3]
The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.

[4]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.

[6]	The Management Fee has been restated to reflect current fees.
[7]	The Administration Fee has been restated to reflect current fees.
[8]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which includes extraordinary expenses but does not include the restatement of the Management Fee or the restatement of the Administration Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$868	$1,141	$1,919
Investor C Shares	$270	$583	$1,022	$2,242
Institutional Shares	$68	$264	$476	$1,087

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$170	$583	$1,022	$2,242

Portfolio Turnover:

The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master LLC’s portfolio turnover rate was 51% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 21 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your<br/> investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master LLC’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.<br/><br/>The Administration Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK FOCUS GROWTH FUND, INC. | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.12%	[5],[6]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 614
3 Years	rr_ExpenseExampleYear03	868
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	$ 1,919
BLACKROCK FOCUS GROWTH FUND, INC. | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.12%	[5],[6]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.67%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 270
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,022
10 Years	rr_ExpenseExampleYear10	2,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,242
BLACKROCK FOCUS GROWTH FUND, INC. | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.12%	[5],[6]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[5],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	$ 1,087

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.67% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[4]	The Management Fee has been restated to reflect current fees.
[5]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
[6]	The Administration Fee has been restated to reflect current fees.
[7]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which includes extraordinary expenses but does not include the restatement of the Management Fee or the restatement of the Administration Fee to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.